Supplementary Balance Sheet Information - Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	$ (1,477)	$ (1,928)	$ 409	$ 628
Accumulated realized and unrealized loss on available for sale securities, net of tax	(29)	(52)
Accumulated other comprehensive loss	$ (1,506)	$ (1,980)	$ 409